Supplementary Financial Information (Schedule Of Restricted Cash) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets	$ 64	$ 56	$ 52
Total restricted cash - Noncurrent Assets		16	16
Customer Collections Related To Transition Bonds Used Only To Service Debt And Pay Expenses[Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets		56	52
Reserve For Fees Associated With Transition Bonds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Noncurrent Assets		10	10
Reserve For Shortfalls Of Transition Bond Charges [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Noncurrent Assets		$ 6	$ 6